Prepaid expenses and deposits	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and deposits
Prepaid expenses and deposits

Current:
	December 31, 2015	December 31, 2014
Prepaid insurance and deposits	$625	$968
Prepaid lease payments	242	537
Prepaid interest	815	748
	$1,682	$2,253

Long term:
	December 31, 2015	December 31, 2014
Prepaid lease payments (note 11(a))	$1,834	$1,953